Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Movements in Environmental Liabilities

The following tables show the movements in environmental liabilities for the years ended December 31, 2014 and 2013:

Year ended December 31, 2014 (millions of Canadian dollars)	PCB	LAR	Total
Environmental liabilities, January 1	201	65	266
Interest accretion	9	2	11
Expenditures	(5)	(13)	(18)
Revaluation adjustment	(33)	13	(20)

Environmental liabilities, December 31	172	67	239
Less: current portion	8	10	18

	164	57	221

Year ended December 31, 2013 (millions of Canadian dollars)	PCB	LAR	Total
Environmental liabilities, January 1	197	52	249
Interest accretion	9	1	10
Expenditures	(2)	(14)	(16)
Revaluation adjustment	(3)	26	23

Environmental liabilities, December 31	201	65	266
Less: current portion	15	12	27

	186	53	239

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2014 (millions of Canadian dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	195	70	265
Less: discounting accumulated liabilities to present value	23	3	26

Discounted environmental liabilities	172	67	239

December 31, 2013 (millions of Canadian dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	237	68	305
Less: discounting accumulated liabilities to present value	36	3	39

Discounted environmental liabilities	201	65	266

Schedule of Estimated Future Environmental Expenditures	At December 31, 2014, the estimated future environmental expenditures were as follows:

(millions of Canadian dollars)
2015	18
2016	37
2017	36
2018	35
2019	33
Thereafter	106

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